Cover Page shares in Millions	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 20-F/A (“Amendment No. 2”) amends the Annual Report on Form 20-F/A of América Móvil, S.A.B. de C.V. (“América Móvil,” “we” or the “Company”) for the fiscal year ended December 31, 2023, filed on May 1, 2024 (the “Original Form 20-F”). Unless otherwise indicated or unless the context requires otherwise, all references herein to this Annual Report on Form 20-F, this Form 20-F, this Annual Report and similar names refer to the Original Form 20-F, as amended by this Amendment No. 2. Subsequent to the filing of the Company’s 20-F, in August 2024, the Company’s independent registered public accounting firm, Mancera S.C., a member of Ernst & Young Global Limited (“Mancera/EY”), informed the Company and its Audit and Corporate Practices Committee (Comité de Auditoría y Prácticas Societarias) that the Public Company Accounting Oversight Board (PCAOB) commenced an inspection of Mancera/EY’s integrated audit of the Company’s consolidated financial statements for the fiscal year ended December 31, 2023 (the “PCAOB Inspection”). As a result of this inspection, Mancera/EY performed a series of additional procedures it had omitted during the 2023 audit conducted on internal controls and identified certain internal control deficiencies with respect to our Mexican business and concluded that such deficiencies resulted in a material weakness in the Company’s ICFR. On January 9, 2025, the Company received a letter from Mancera/EY (the “January 9 letter”), stating that Mancera/EY had withdrawn its opinion, dated April 29, 2024, relating to the effectiveness of the Company’s internal control over financial reporting as of December 31, 2023, included in Item 15 of the Company’s Annual Report on Form 20-F/A, filed with the U.S. Securities and Exchange Commission on May 1, 2024 (the “Original Mancera/EY Opinion”). Since the receipt of the January 9 letter, the Company has provided Mancera/EY with the additional information requested for the performance of the additional procedures conducted or additional concerns over the Company’s ICFR. As of the date of this Amendment No. 2, as a result of these additional procedures, Mancera/EY has reported to management additional material weaknesses over its internal control over financial reporting and has revised its assessment on the Company’s internal control over financial reporting, as set forth in this Amendment No. 2. This Amendment No. 2 is being filed to amend (i) Part II—Item 15. Controls and Procedures to reflect the material weaknesses described above and related disclosures; and Mancera/EY’s opinion on our internal control over financial reporting set forth therein (ii) Part III—Item 18. Financial Statements to revise Mancera/EY’s opinion on the consolidated financial statements and (iii) Part III—Item 19 Exhibits to include currently dated certifications from our Chief Executive Officer and Chief Financial Officer as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. The certifications are attached to this Amendment No. 2 as Exhibits 12.1, 12.2 and 13.1. This Amendment No. 2 does not modify, amend, or update in any way any other items or disclosures contained in the Original Form 20-F, including the XBRL data filed in Exhibit 101. The Company has not made any changes to its consolidated financial statements other than as described above with respect to the opinion of Mancera/EY. Except as noted herein, this Amendment No. 2 has not been updated for other events or information subsequent to the date of the filing of the Original Form 20-F.
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	AMERICA MOVIL SAB DE CV/
Entity Central Index Key	0001129137
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	62,450
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Country	MX
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Lago Zurich
Entity Address, Address Line Two	Plaza Carso/Edificio Telcel
Entity Address, Address Line Three	Colonia Ampliación Granada
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	11529
Entity File Number	001-16269
Entity Incorporation, State or Country Code	O5
Auditor Name	MANCERA, S.C.
Auditor Firm ID	1284
Auditor Location	Mexico City, Mexico
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	MX
City Area Code	5255
Local Phone Number	2581-3700
Contact Personnel Name	Daniela Lecuona Torres
Contact Personnel Fax Number	2581-4422
Entity Address, Address Line One	Lago Zurich
Entity Address, Address Line Two	Plaza Carso/Edificio Telcel
Entity Address, Address Line Three	Colonia Ampliación Granada
Entity Address, City or Town	Mexico City
Entity Address, Postal Zip Code	11529
B Shares [member]
Document Information [Line Items]
Trading Symbol	AMX
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing 20 B Shares, without par value
3.625% Senior Notes Due 2029 [Member]
Document Information [Line Items]
Trading Symbol	AMX29
Security Exchange Name	NYSE
Title of 12(b) Security	3.625% Senior Notes Due 2029
2.875% Senior Notes Due 2030 [Member]
Document Information [Line Items]
Trading Symbol	AMX30
Security Exchange Name	NYSE
Title of 12(b) Security	2.875% Senior Notes Due 2030
4.700% Senior Notes Due 2032 [Member]
Document Information [Line Items]
Trading Symbol	AMX32
Security Exchange Name	NYSE
Title of 12(b) Security	4.700% Senior Notes Due 2032
6.375% Senior Notes Due 2035 [Member]
Document Information [Line Items]
Trading Symbol	AMX35
Security Exchange Name	NYSE
Title of 12(b) Security	6.375% Senior Notes Due 2035
6.125% Senior Notes Due 2037 [Member]
Document Information [Line Items]
Trading Symbol	AMX37
Security Exchange Name	NYSE
Title of 12(b) Security	6.125% Senior Notes Due 2037
6.125% Senior Notes Due 2040 [Member]
Document Information [Line Items]
Trading Symbol	AMX40
Security Exchange Name	NYSE
Title of 12(b) Security	6.125% Senior Notes Due 2040
4.375% Senior Notes Due 2042 [Member]
Document Information [Line Items]
Trading Symbol	AMX42
Security Exchange Name	NYSE
Title of 12(b) Security	4.375% Senior Notes Due 2042
4.375% Senior Notes Due 2049 [Member]
Document Information [Line Items]
Trading Symbol	AMX49
Security Exchange Name	NYSE
Title of 12(b) Security	4.375% Senior Notes Due 2049